VANECK CEF MUNI INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2025 (unaudited)
1
Number
of Shares Value
CLOSED-END FUNDS: 99.7%(a)
abrdn National
Municipal Income
Fund 87,825 $ 834,777
Alliance Bernstein
National Municipal
Income Fund, Inc. 206,031 2,089,154
BlackRock 2037
Municipal Target Term
Trust 26,156 627,744
BlackRock Investment
Quality Municipal
Trust, Inc. 109,415 1,163,081
BlackRock Long-Term
Municipal Advantage
Trust 85,150 754,429
BlackRock MuniAssets
Fund, Inc. 242,351 2,510,756
BlackRock Municipal
2030 Target Term
Trust 461,151 10,219,106
BlackRock Municipal
Income Quality Trust 183,334 1,910,340
BlackRock Municipal
Income Trust 283,748 2,715,468
BlackRock Municipal
Income Trust II 339,109 3,330,050
BlackRock MuniHoldings
Fund, Inc. 338,971 3,769,358
BlackRock MuniHoldings
Quality Fund II, Inc. 142,186 1,336,548
BlackRock MuniVest
Fund II, Inc. 148,117 1,491,538
BlackRock MuniVest
Fund, Inc. 377,326 2,494,125
BlackRock MuniYield
Fund, Inc. 294,841 2,921,874
BlackRock MuniYield
Quality Fund II, Inc. 143,481 1,354,461
BlackRock MuniYield
Quality Fund III, Inc. 425,251 4,414,105
BlackRock MuniYield
Quality Fund, Inc. 457,534 5,014,573
BNY Mellon Municipal
Bond Infrastructure
Fund, Inc. 129,521 1,292,620
BNY Mellon Strategic
Municipal Bond Fund,
Inc. 348,336 1,926,298
BNY Mellon Strategic
Municipals, Inc. 446,918 2,614,470
DWS Municipal Income
Trust 173,023 1,484,537
Eaton Vance Municipal
Bond Fund 344,617 3,301,431
Eaton Vance Municipal
Income 2028 Term
Trust 47,267 860,023
Eaton Vance Municipal
Income Trust 172,950 1,802,139
Number
of Shares Value
Eaton Vance
National Municipal
Opportunities Trust 98,808 $ 1,583,892
Invesco Advantage
Municipal Income
Trust II 278,351 2,285,262
Invesco Municipal
Income Opportunities
Trust 239,993 1,339,161
Invesco Municipal
Opportunity Trust 426,835 3,875,662
Invesco Municipal Trust 350,068 3,161,114
Invesco Quality
Municipal Income
Trust 329,996 3,065,663
Invesco Trust for
Investment Grade
Municipals 278,711 2,636,606
Invesco Value Municipal
Income Trust 236,852 2,700,113
MFS Municipal Income
Trust 293,235 1,504,296
Neuberger Berman
Municipal Fund, Inc. 210,888 2,066,702
Nuveen AMT-Free
Municipal Credit
Income Fund 1,076,104 12,536,612
Nuveen AMT-Free
Municipal Value Fund 111,827 1,525,320
Nuveen AMT-Free
Quality Municipal
Income Fund 1,277,881 13,724,442
Nuveen Dynamic
Municipal
Opportunities Fund 295,932 2,903,093
Nuveen Municipal Credit
Income Fund 973,333 11,387,996
Nuveen Municipal High
Income Opportunity
Fund 422,727 4,197,679
Nuveen Municipal Value
Fund, Inc. 1,028,420 8,792,991
Nuveen Quality
Municipal Income
Fund 1,173,725 13,087,034
Nuveen Select Tax-Free
Income Portfolio 190,043 2,633,996
PIMCO Municipal Income
Fund 134,314 1,036,904
PIMCO Municipal Income
Fund II 336,499 2,419,428
PIMCO Municipal Income
Fund III 170,924 1,129,808
Pioneer Municipal High
Income Advantage
Fund, Inc. 117,587 953,631
Pioneer Municipal High
Income Fund Trust 112,015 1,005,895

VANECK CEF MUNI INCOME ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Pioneer Municipal High
Income Opportunities
Fund, Inc. 82,979 $ 950,110
Putnam Managed
Municipal Income
Trust 283,972 1,652,717
Number
of Shares Value
Putnam Municipal
Opportunities Trust 190,400 $ 1,860,208
Western Asset Managed
Municipals Fund, Inc. 346,094 3,436,713
Western Asset Municipal
High Income Fund, Inc. 80,234 543,987
Total Closed-End Funds: 99.7%
(Cost: $202,788,890) 172,230,040
Other assets less liabilities: 0.3% 597,995
NET ASSETS: 100.0% $ 172,828,035
(a) Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://
www.sec.gov or on the fund's webpage.